Stockholders Equity (Details) - USD ($)			1 Months Ended			3 Months Ended	12 Months Ended
	Jun. 28, 2020	Apr. 04, 2019	Dec. 29, 2020	Oct. 30, 2019	Jun. 29, 2018	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 19, 2020	Nov. 01, 2019	Oct. 10, 2019	Apr. 05, 2019	Sep. 03, 2015
Stockholders Equity (Details) [Line Items]
Common stock, shares authorized						500,000,000	500,000,000	500,000,000				500,000,000
Common stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001
Preferred stock, shares issued				30,000,000		19,000,000	19,000,000	19,000,000				100,000,000
Shares of blank check preferred stock				100,000,000
Aggregate purchase price (in Dollars)			$ 280,000
Restricted common stock						1,011,000
Share price (in Dollars per share)			$ 2.8			$ 2.8
Restricted common stock as the compensation	50,000		100,000
Common stock share outstanding						38,502,954	38,502,954	38,502,954					120,000,000
Preferred stock, shares issued		(100,000,000)
Preferred stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001
Series A Preferred Stock shall voting rights, description						The holders of the issued and outstanding shares of Series A Preferred Stock shall have voting rights equal to ten (10) shares of Common Stock for each share of Series A Preferred Stock.
Preferred stock shares issued outstanding						19,000,000	19,000,000	19,000,000
Common share vote, description						Each common share entitles the holder to one vote	Each common share entitles the holder to one vote
Board of Directors [Member]
Stockholders Equity (Details) [Line Items]
Reverse stock split, description		On April 4, 2019, the Company’s Board of Directors and majority shareholder approved a 5 to 1 reverse stock split of all of the issued and outstanding shares of the Company’s common stock (the “Reverse Stock Split”).
Common Stock [Member]
Stockholders Equity (Details) [Line Items]
Cancelled shares of common stock										19,000,000
Common stock share outstanding						38,502,954
Board of Directors and majority [Member] | Common Stock [Member]
Stockholders Equity (Details) [Line Items]
Preferred stock, shares issued		100,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001
Chief Executive Officer [Member] | Common Stock [Member]
Stockholders Equity (Details) [Line Items]
Converted amount (in Dollars)					$ 326,348
Converted shares					43,200
Share price per share (in Dollars per share)					$ 7.55
Issuance of common shares					298,518
Conversion price per share (in Dollars per share)					$ 7.55
Proceeds from issuance of common shares (in Dollars)					$ 2,255,111
Mullan Agritech [Member]
Stockholders Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)												$ 0.0001
Preferred stock, shares issued												100,000,000
Equity interest									100.00%
Aggregate purchase price (in Dollars)						$ 2,830,800	$ 2,830,800
Restricted common stock						1,011,000	1,011,000
Share price (in Dollars per share)						$ 2.8	$ 2.8
Preferred stock, par value (in Dollars per share)												$ 0.0001
Series A Preferred Stock [Member]
Stockholders Equity (Details) [Line Items]
Preferred stock, shares issued				100,000,000						19,000,000	19,000,000
Shares of blank check preferred stock				100,000,000
Preferred stock, description				On October 30, 2019, the Company’s Board of Directors and majority shareholder approved to designate 30,000,000 shares as Series A Preferred Stock out of the 100,000,000 shares of blank check preferred stock, which the preferences and relative and other rights, and the qualifications, limitations or restrictions thereof, shall be set forth in the discussion below under the “Series A Preferred Stock.
Beneficially shares of common stock										19,000,000
Series A Preferred Stock [Member] | Board of Directors and majority [Member]
Stockholders Equity (Details) [Line Items]
Preferred stock, shares issued				30,000,000
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Stockholders Equity (Details) [Line Items]
Preferred stock, shares issued											19,000,000
Cancelled shares of common stock											19,000,000
Beneficially shares of common stock											19,000,000
Preferred Class A [Member]
Stockholders Equity (Details) [Line Items]
Description of preferred stock				On October 30, 2019, the Company’s Board of Directors and majority shareholder approved to designate 30,000,000 shares as Series A Preferred Stock out of the 100,000,000 shares of blank check preferred stock, which the preferences and relative and other rights, and the qualifications, limitations or restrictions thereof, shall be set forth in the discussion below under the “Series A Preferred Stock”.
Preferred Class A [Member] | Chief Executive Officer [Member]
Stockholders Equity (Details) [Line Items]
Preferred stock, shares issued										19,000,000
Cancelled shares of common stock										19,000,000
Beneficially shares of common stock										19,000,000
Common Stock [Member] | Board of Directors and majority [Member]
Stockholders Equity (Details) [Line Items]
Preferred stock, shares issued		(100,000,000)
Preferred stock, par value (in Dollars per share)		$ 0.0001